Revenue (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue recognized included in contract liabilities	$ 2.4	$ 2.7
Sales with variable considerations	$ 2.7	$ 2.7